Non-cash stock-based compensation - Additional Information (Detail) $ in Millions				1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 26, 2023	May 04, 2023	Jan. 24, 2023 shares	Oct. 31, 2020	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years					4 years
Stock option expire, years					10 years
Performance Stock Unit [Member] | Calyxt [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense					$ 0.3	$ 0.3
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	4 years	4 years	4 years
Share-based compensation expense					$ 1.4	1.8
Number of equity instruments granted in share-based payment arrangement	55,690	358,100	1,417,321		1,835,411		828,549
Stock options [member] | Calyxt [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense					$ 0.8	0.9
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years			3 years
Share-based compensation expense					$ 1.9	2.5
Vesting description					The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year vesting period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.
Number of other equity instruments granted in share-based payment arrangement | shares			340,750
Number of equity instruments granted in share-based payment arrangement					342,900		354,770
S A free shares [member] | French employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years					1 year
S A free shares [member] | Foreign citizens [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years					2 years
S A free shares [member] | Executive Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years				3 years
S A free shares [member] | Executive Officers [Member] | Granted in Two Thousand And Twenty One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years								3 years
S A free shares [member] | French Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years									2 years
Share Based Arrangement Additional Vesting Period					1 year
Additional holding period									2 years
S A free shares [member] | Foreign Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years									4 years
S A free shares [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years								3 years
RSU Calyxt 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense					$ 0.5	0.7
Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense					$ 0.0	$ 0.0